Performance (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of revenue
Revenue from contracts with customers from continuing operations:

		2024	2023	2022
$ millions	Timing of revenue recognition	Group	Group	Group
Mobile	Over time	3,119	2,949	2,916
Mobile Financial Services	Point in time	39	44	40
Fixed and other services	Over time	2,175	2,192	2,145
Other	Over time	84	65	69
Service Revenue		5,417	5,250	5,171
Telephone and equipment	Point in time	387	411	454
Revenue from contracts with customers		5,804	5,661	5,624

Disclosure of cost of sales
The various costs and expenses incurred by the Group can be summarized as presented below. The Group recognizes and categorizes expenses by their nature as either 'equipment, programming and other direct costs' which are those more directly related to the generation of revenue or as '(Other) operating expenses and income' which are rather indirect costs. As a result, 'equipment, programming and other direct costs' specifically excludes the following costs/expense which are further detailed below and elsewhere in the consolidated financial statements:
•'Operating expenses, net' further detailed below;
•Depreciation and amortization, which are further detailed in Notes E.1.3.. ‘Movements in intangible assets’, E.2.2. ‘Movements in tangible assets’ and E.3. ‘Right of use assets’.
•‘Other operating income (expenses), net’, also further detailed below.
Equipment, programming and other direct costs

	2024	2023	2022
	(US$ millions)
Cost of telephone, equipment and other accessories	(358)	(386)	(425)
TV Content and data costs	(290)	(349)	(361)
Voice airtime and transmission costs	(209)	(234)	(261)
Bad debt and obsolescence cost	(143)	(141)	(124)
Call center costs	(76)	(72)	(84)
Transmission and other costs	(18)	(19)	(17)
Other costs	(326)	(306)	(234)
Equipment, programming and other direct costs	(1,420)	(1,507)	(1,506)

Disclosure of operating expenses
Operating expenses
Operating expenses incurred by the Group can be summarized as follows.

	2024	2023	2022
	(US$ millions)
Marketing expenses	(525)	(536)	(570)
Site and network maintenance costs	(325)	(322)	(310)
Employee related costs (B.4.)	(553)	(614)	(494)
External and other services	(262)	(281)	(251)
Other operating expenses	(250)	(290)	(266)
Operating expenses, net	(1,915)	(2,043)	(1,890)

Disclosure of other operating income (expense)
Other operating income (expenses), net
The other operating income and expenses incurred by the Group can be summarized as follows:

	Notes	2024	2023	2022
		(US$ millions)
Impairment of intangible assets and property, plant and equipment	E.1., E.2.	(12)	(3)	(7)
Gain on the formation of a joint operation	A.2.	28	—	—
Gain (loss) on disposals of intangible assets and property, plant and equipment	E.2. E.4.2.	23	6	1
Reverse earn-out in respect of Zantel's acquisition		—	—	2
Gain (loss) on disposal of equity investments		5	—	—
Other income (expenses) (i)		10	8	2
Other operating income (expenses), net		54	10	(2)
(i) In 2024 other income is mainly attributed to contract lease modifications in Paraguay and Guatemala for $8 million in total (in 2023 is mainly attributed to contract lease modification in Colombia for $2 million and social obligation spectrum liability derecognition in Paraguay for $3 million.)
Disclosure of operating segments
Revenue, Service revenue, EBITDA, capital expenditures and other segment information for the years ended December 31, 2024, 2023 and 2022, are shown on the below:

December 31, 2024	Guatemala	Colombia	Panama	Bolivia	Honduras	Paraguay	Other segments (v)	Total segments	Inter-segment and other eliminations(iv)	Total Group
	(US$ millions)
Service revenue(i)	1,391	1,342	700	607	584	540	858	6,022	(605)	5,417
Telephone and equipment revenue	212	39	56	6	34	18	56	420	(34)	387
Revenue	1,603	1,380	756	613	617	559	914	6,442	(638)	5,804
Inter-segment revenue	9	2	2	1	4	4	8	29	n/a	n/a
Revenue from external customers	1,594	1,379	753	613	613	555	906	6,413	n/a	n/a
EBITDA(ii)	867	525	354	266	302	267	391	2,972	(504)	2,469
Capital expenditures (iii)	175	144	96	73	75	72	132	766	(89)	677
(i)     Service revenue is revenue related to the provision of ongoing services such as monthly subscription fees for mobile and broadband, airtime and data usage fees, interconnection fees, roaming fees, mobile finance service commissions and fees from other telecommunications services such as data services, short message services, installation fees and other value-added services excluding telephone and equipment sales.
(ii)    EBITDA is operating profit excluding impairment losses, depreciation and amortization, share of profit in Honduras joint venture and gains/losses on the disposal of fixed assets.
(iii)    Capital expenditures correspond to additions of property, plant and equipment, as well as operating intangible assets, excluding spectrum and licenses. The Group capital expenditure additions can be reconciled with notes E.1.3.. and E.2.2.for amounts of $98 million and 579 million respectively (2023: $116 million and $693 million, respectively).
(iv)    Includes intercompany eliminations, unallocated items and Honduras as a joint venture.
(v)    Includes our operations in El Salvador, Nicaragua and Costa Rica.

December 31, 2023	Guatemala	Colombia	Panama	Bolivia	Honduras	Paraguay	Other segments (v)	Total segments	Inter-segment and other eliminations(iv)	Total Group
	(US$ millions)
Service revenue(i)	1,339	1,268	669	601	572	544	847	5,842	(591)	5,250
Telephone and equipment revenue	225	45	50	11	39	24	55	450	(39)	411
Revenue	1,564	1,313	719	613	612	568	902	6,292	(631)	5,661
Inter-segment revenue	8	3	2	—	5	3	7	28	n/a	n/a
Revenue from external customers	1,556	1,311	717	613	607	565	895	6,264	n/a	n/a
EBITDA(ii)	807	420	296	224	272	236	352	2,609	(498)	2,111
Capital expenditures (iii)	183	161	100	92	103	97	148	883	(73)	809

December 31, 2022	Guatemala	Colombia	Panama	Bolivia	Honduras	Paraguay	Other segments (v)	Total segments	Inter-segment and other eliminations(iv)	Total Group
	(US$ millions)
Service revenue(i)	1,373	1,253	624	608	549	530	801	5,739	(568)	5,171
Telephone and equipment revenue (i)	245	83	27	13	37	26	60	491	(37)	454
Revenue	1,618	1,335	651	621	586	556	861	6,230	(605)	5,624
Inter-segment revenue	8	4	2	—	4	2	7	28	n/a	n/a
Revenue from external customers(ii)	1,611	1,331	649	621	582	554	854	6,202	n/a	n/a
EBITDA(ii)	857	404	298	242	262	245	330	2,638	(409)	2,228
Capital expenditures (iii)	197	277	106	124	78	107	138	1,028	(55)	973
Reconciliation of EBITDA for reportable segments to the Group Profit before taxes:

(US$ millions)	2024	2023	2022
EBITDA for reportable segments	2,972	2,609	2,638
Depreciation	(916)	(978)	(999)
Amortization	(319)	(360)	(345)
Share of profit in joint venture	54	42	32
Other operating income (expenses), net	54	10	(2)
Interest and other financial expenses	(716)	(712)	(617)
Interest and other financial income	46	28	18
Other non-operating (expenses) income, net	(119)	36	(78)
Profit (loss) from other joint ventures and associates, net	—	(3)	—
Honduras as joint venture	(302)	(272)	(262)
Unallocated expenses and other reconciling items (i)	(202)	(225)	(148)
Profit before taxes from continuing operations	552	175	238
(i) The unallocated expenses are primarily related to centrally managed costs.

Disclosure of number of permanent employees
Number of permanent employees

	2024	2023	2022
Subsidiaries (i)	13,456	15,742	18,534
Honduras joint venture	729	785	912
Total	14,185	16,527	19,446
(i)    Emtelco (subsidiary of UNE EPM Telecomunicaciones S.A.) headcount are excluded from this disclosure and any internal reporting because their costs are classified as direct costs and not employee related costs.

Disclosure of employee related costs

	Notes	2024	2023	2022
		(US$ millions)
Wages and salaries		(421)	(463)	(372)
Social security		(63)	(73)	(69)
Share based compensation	B.4.1.	(50)	(52)	(29)
Pension and other long-term benefit costs	B.4.2.	(3)	(3)	(2)
Other employees related costs		(17)	(24)	(22)
Total		(553)	(614)	(494)

Disclosure of cost of share-based compensation
Cost of share-based compensation

	2024	2023	2022
	(US$ millions)
2020 incentive plans	—	—	(3)
2021 incentive plans	—	(10)	(11)
2022 incentive plans	(5)	(10)	(15)
2023 incentive plans	(23)	(32)	—
2024 incentive plans	(22)	—	—
Total share based compensation	(50)	(52)	(29)

Disclosure of assumptions and fair value of the shares under the TSR portion
Assumptions and fair value of the shares under the TSR and SAR portion(s)
For the PSPs, and in order to calculate the fair value of the TSR portion of those plans, it is necessary to make a number of assumptions which are set out below. The assumptions have been set based on an analysis of historical data as at grant date.

	Risk-free rate %	Dividend yield %	Share price volatility(i) %	Award term (years)	Share fair value (in US$)
Performance Share Plan 2023 (Relative TSR)	4.66	—	52.88	2.82	31.13
Performance Share Plan 2022 (Relative TSR)	2.01	—	47.94	2.80	29.12
Performance Share Plan 2021 (Relative TSR)	0.29	1.28	46.28	2.82	52.99
(i) Historical volatility retained was determined on the basis of a three-year historic average.
For the PSPs, and in order to calculate the fair value of the SAR portion of the plan, it is necessary to make a number of assumptions which are set out below. The assumptions have been set based on an analysis of historical data as at grant date.

	Risk-free rate %	Dividend yield %	Share price volatility(i) %	Award term (years)	Unit fair value (in US$)
Performance share plan 2024 (SAR)	4.31	—	38.20	6.50	9.35

Disclosure of plan awards and shares expected to vest
Plan awards and shares expected to vest

	2024		2023		2022		2021
	PSP (iii)	DSP	PSP	DSP	PSP	DSP	PSP	DSP
	(number of shares)
Shares granted (i)	695,936	1,139,838	818,842	2,375,143	306,641	913,450	451,363	542,714
Effect of the Right Offering (ii)	—	—	—	—	83,926	227,947	115,575	93,375
Revision for forfeitures	—	(45,121)	(233,398)	(143,340)	(68,520)	(83,910)	(63,796)	(46,358)
Shares cancelled in 2024	(438,396)	(229,963)	(308,172)	(244,537)	(144,108)	(33,305)	—	—
Total before issuances	257,540	864,754	277,272	1,987,266	177,939	1,024,182	503,142	589,731
Shares issued in 2021	—	—	—	—	—	—	(1,121)	(5,760)
Shares issued in 2022	—	—	—	—	—	(13,957)	(2,071)	(160,596)
Shares issued in 2023	—	—	(31,124)	(354,331)	(29,885)	(476,256)	(120,419)	(234,157)
Shares issued in 2024	—	(135,092)	(66,519)	(824,237)	(49,245)	(312,725)	(352,286)	(189,218)
Performance conditions not met	—	—	—	—	—	—	(27,245)	—
Shares still expected to vest	257,540	729,662	179,629	808,698	98,809	221,244	—	—
Estimated cost over the vesting period (US$ millions)	7	21	15	42	9	21	—	—
(i)    Additional shares granted represent grants made for new joiners and/or as per CEO contractual arrangements.
(ii)     In 2022, as per plan rules, additional shares have been granted to all participants for unvested plans as a result of the effect of the right offering (see note C.1. ).
(iii) 2024 Performance share plan is including a portion of 186,409 share appreciation right units.

Disclosure of directors renumeration charge
Remuneration charge for the non-executive Directors of the Board (gross of withholding tax)

	2024	2023	2022
	(US$ ’000)
Chairperson	—	315	315
Other non-executive directors of the Board	1,300	1,360	1,408
Total (i)	1,300	1,675	1,723

Shares beneficially owned by the non-executive Directors

	2024	2023
	(number of shares)
Chairperson	—	—
Other non-executive directors of the Board	47,473	94,718
Total (i)	47,473	94,718
(i)Cash compensation is denominated in USD. Share based compensation is based on the market value of Millicom shares on the corresponding AGM date (2024: in total 39,606 shares; 2023: in total 42,141 shares; 2022: in total 41,167 shares. Net remuneration comprised 58% in shares and 42% in cash (SEK) (2023: 75% in shares and 25% in cash; 2022: 73% in shares and 27% in cash).
Disclosure of executive team renumeration charge
Remuneration charge for the Group Leadership Team

	Group Leadership Team (i)	Group Leadership Team (ii)	Group Leadership Team (iii)
	2024	2023	2022
Base salary	5,040	4,903	5,278
Bonus	13,230	3,267	4,236
Pension	1,042	1,194	1,181
Other benefits	635	529	501
MSU (amount earned)	1,169	—	615
Termination benefits	4,940	804	877
Total before share based compensation	26,056	10,696	12,688
Share based compensation(ii)	16,277	21,663	12,069
Total	42,332	32,359	24,757

(i) For 2024, it includes the compensation paid to the CEO role (for Mr. Mauricio Ramos with Mr Marcelo Benitez assuming the CEO role effective on June 1, 2024) and the CFO role (for Mr. Sheldon Bruha and Mr. Bart Vanhaeren assuming the CFO role effective April 15.2024)~~.~~
(ii) For 2023, it includes compensation paid to Mr. Maxime Lombardini (who joint the Group in September 2023) to Mr. Esteban Iriarte, former Chief Operating Officer (departed in May, 2023) and Ms Susy Bobenrieth (departed in December, 2023). For further details see also 'Restructuring Costs', part of this B.4 note.
(iii) For 2022, it includes compensation paid to Mr. Esteban Iriarte, former Chief Operating Officer (departed in May, 2023), Ms Susy Bobenrieth (departed in December, 2023) and Mr. Tim Pennington paid via payroll until November 30, 2022 and the remaining 4-month period paid as a one-time payment on December 22, 2022.

Disclosure of vested and unvested share awards beneficially granted to the Executive team

In number of shares (i)	Group Leadership team
2024
Share ownership (vested from equity plans and otherwise acquired)	270,850
Share awards not vested (i)	474,225
2023
Share ownership (vested from equity plans and otherwise acquired)	719,642
Share awards not vested	1,573,187
(i) 2024 Performance share plan awards is including a portion of share appreciation right units.For further details see also 'Restructuring Costs', part of this B.4. note.

Disclosure of other non-operating (expenses) income, net
Other non-operating items mainly comprise changes in fair value of derivatives and the impact of foreign exchange fluctuations on the results of the Group.

	Note	2024	2023	2022
		(US$ millions)
Change in fair value of derivatives	C.7.2.	9	4	12
Change in fair value in investment in Milvik (i)		—	—	(6)
Change in value of call option asset and put option liability	C.7.4.	—	(2)	(1)
Exchange gains (losses), net		(43)	31	(84)
Other and litigation costs (ii)		(85)	3	1
Total other non-operating (expenses) income, net		(119)	36	(78)
(i) (Milvik) Please see note A.3.
(ii) Please see note G.3.1.

Disclosure of income tax charge
Income tax charge

	2024	2023	2022
	(US$ millions)
Income tax (charge) credit
Withholding tax	(75)	(81)	(70)
Other income tax relating to the current year	(203)	(170)	(165)
Adjustments in respect of prior years	(6)	(10)	(39)
Total	(284)	(261)	(274)
Deferred tax (charge) credit
Origination and reversal of temporary differences	(3)	44	168
Effect of change in tax rates	1	1	—

Tax income (expense) before valuation allowances	(2)	45	168
(Increase)/decrease in unrecognised deferred tax assets and impairment (i)	3	(209)	(114)
Total	1	(164)	54
Adjustments in respect of prior years	2	1	(2)
	3	(163)	52
Tax (charge) credit on continuing operations	(281)	(424)	(222)
Tax (charge) credit on discontinuing operations	—	—	(3)
Tax expense	(281)	(424)	(225)
(i) In 2023 and 20222, it mainly relates to the impairment of tax credits and deferred tax assets, resulting from the application of IAS12.
Disclosure of income tax calculation
Reconciliation between the tax expense and tax at the weighted average statutory tax rate is as follows:
Income tax calculation

	2024			2023			2022
	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
	(US$ millions)
Profit before tax	552	(3)	549	175	4	179	238	116	354
Tax at the weighted average statutory rate	(139)	1	(138)	(27)	(1)	(28)	(47)	(27)	(74)
Effect of:
Items taxed at a different rate	29	—	29	10	—	10	37	—	37
Change in tax rates on deferred tax balances	1	—	1	1	—	1	—	—	—
Expenditure not deductible and income not taxable	(92)	(1)	(93)	(121)	1	(120)	1	26	27
Unrelieved withholding tax	(74)	—	(74)	(80)	—	(80)	(68)	—	(68)
Accounting for associates and joint ventures	16	—	16	13	—	13	9	—	9
Movement in deferred tax on unremitted earnings	(21)	—	(21)	(2)	—	(2)	1	—	1
Unrecognized / recognized of previously unrecognized deferred tax assets	3	—	3	(209)	—	(209)	(114)	(2)	(116)
Adjustments in respect of prior years	(4)	—	(4)	(9)	—	(9)	(41)	—	(41)
Tax expense	(281)	—	(281)	(424)	—	(424)	(222)	(3)	(225)
Weighted average statutory tax rate	25.2%		25.1%	15.4%		15.6%	19.7%		20.9%
Effective tax rate	50.9%		51.2%	242.3%		236.9%	93.3%		63.6%
Tax expense decreases from December 31, 2023, is mainly due to the impairment of tax credits and deferred tax assets in Colombia in 2023, resulting from the application of IAS12 over their recognition partially offset by higher profitability.

Disclosure of deferred taxes and deductible temporary differences
Deferred tax

	Fixed assets	Unused tax losses	Unremitted earnings	Other	Offset	Total
	(US$ millions)
Balance at December 31, 2022	(44)	22	(25)	103	—	56
Deferred tax assets	109	22	—	104	(31)	204
Deferred tax liabilities	(153)	—	(25)	(1)	31	(148)
Balance at December 31, 2022	(44)	22	(25)	103	—	56
(Charge)/credit to income statement	(92)	(24)	(2)	(47)	—	(165)
Charge to Other Comprehensive Income	—	—	—	(1)	—	(1)
Reclassification from other accounts (i)	96	—	—	—	—	96
Exchange differences	7	2	1	4	—	14
Balance at December 31, 2023	(33)	—	(26)	60	—	1
Deferred tax assets	88	—	—	64	(11)	141
Deferred tax liabilities	(121)	—	(26)	(4)	11	(140)
Balance at December 31, 2023	(33)	—	(26)	60	—	1
(Charge)/credit to income statement	10	—	(21)	14	—	3
Charge to Other Comprehensive Income	—	—	—	—	—	—
Exchange differences	—	—	—	—	—	—
Balance at December 31, 2024	(23)	—	(47)	74	—	4
Deferred tax assets	92		—	86	(25)	153
Deferred tax liabilities	(115)		(47)	(12)	25	(149)
Balance at December 31, 2024	(23)	—	(47)	74	—	4
(i) Reclassification of certain tax credits from current tax assets to deferred tax assets in Colombia, resulting from the application of IAS12.

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	Fixed assets	Unused tax losses	Other	Total
	(US$ millions)
At December 31, 2024	112	5,705	170	5,987
At December 31, 2023	122	5,623	518	6,263

Disclosure of unrecognized loss carryforwards
Unrecognized tax losses carryforward related to continuing operations expire as follows:

	2024	2023
	(US$ millions)
Expiry:
Within one year	1	1
Within one to five years	25	15
After five years	1,715	1,612
No expiry	3,964	3,995
Total	5,705	5,623
The Group has unrecognized tax losses in the following jurisdictions:

	2024	2023
Jurisdiction:	(US$ millions)
Luxembourg	5,283	5,108
Colombia	379	479
Sweden	15	16
Panama	22	12
The Netherlands	3	3
Bolivia	3	3
Curacao	1	1
United Kingdom	1	1
Unrecognized tax losses	5,705	5,623

Disclosure of earnings per share
Net profit/(loss) used in the earnings (loss) per share computation

	2024	2023	2022
	(US$ millions)
Basic and Diluted
Net profit (loss) attributable to equity holders from continuing operations	256	(86)	64
Net profit (loss) attributable to equity holders from discontinued operations	(3)	4	113
Net profit (loss) attributable to all equity holders to determine the profit (loss) per share	253	(82)	177

in thousands
Weighted average number of ordinary shares for basic earnings per share	171,313	171,397	139,049
Effect of dilutive share-based compensation plans	1,247	—	640
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution (i)	172,560	171,397	139,690

	(U.S. dollars)
Basic
Earnings (loss) per common share for profit (loss) from continuing operations attributable to owners of the Company	1.49	(0.50)	0.46
Earnings (loss) per common share for profit (loss) from discontinued operations attributable to owners of the Company	(0.02)	0.02	0.81
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company	1.47	(0.48)	1.27
Diluted
Earnings (loss) per common share for profit (loss) from continuing operations attributable to owners of the Company	1.48	(0.50)	0.46
Earnings (loss) per common share for profit (loss) from discontinued operations attributable to owners of the Company	(0.02)	0.02	0.81
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company	1.46	(0.48)	1.27
(i) For the purpose of calculating the diluted earnings (loss) per common share, the weighted average outstanding shares used for the basic earnings (loss) per common share were increased only by the portion of the shares which have a dilutive effect on the earnings (loss) per common share. As a result, for years in which the Group has reported net loss, diluted net loss per share is the same as the basic net loss per share, because dilutive ordinary shares are not assumed to have been issued if their effect is anti-dilutive. Accordingly, 1,433 thousand potential ordinary shares as a result of share-based compensation plans were not considered in 2023 EPS as their impact was anti-dilutive.